UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC.

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2022

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2022

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
(OPP)

RN

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets Attributable to Common Shareholders	30
Statement of Cash Flows	32
Financial Highlights	34
Notes to Financial Statements	37
Dividend Reinvestment Plan	52
Additional Information	54
Consideration and Approval of Advisory and Sub-Advisory Agreements	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth/DoubleLine Strategic Opportunity Fund (“the Fund”) seeks to achieve its investment objective by allocating its Managed Assets among the three principal investment strategies described below:

Tactical Closed-End Fund Income Strategy: This strategy seeks to (i) generate returns through investments in closed-end funds, special purpose acquisition companies ("SPACs"), exchange-traded funds and business development companies (collectively, the “Underlying Funds”) that invest primarily in income- producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy: This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

Alternative Credit Strategy: This strategy seeks to achieve a high level of income by investing in alternative credit instruments. The Fund's alternative credit investments may be made through a combination of: (i) investing in loans to small and mid-sized companies (“SMEs”); (ii) investing in notes or other pass-through obligations issued by an alternative credit platform (or an affiliate) representing the right to receive the principal and interest payments on an alternative credit investment (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); or (iii) purchasing asset-backed securities representing ownership in a pool of alternative credit. The Fund may invest in income-producing securities of any maturity and credit quality, including unrated or below investment grade.

RiverNorth Capital Management, LLC (“RiverNorth”) allocates the Fund’s Managed Assets among three principal strategies: Tactical Closed-End Fund (“CEF”) Income Strategy, Alternative Credit Strategy, and Opportunistic Income Strategy. RiverNorth manages the Tactical CEF Income Strategy and the Alternative Credit Strategy, DoubleLine Capital, LP ("DoubleLine") manages the Opportunistic Income Strategy.

RiverNorth determines which portion of the Fund’s assets is allocated to each strategy based on market conditions.

The Tactical CEF Income Strategy typically invests in CEFs, BDCs, SPACs and ETFs. The Opportunistic Income Strategy primarily invests in agency and non-agency residential mortgage-backed securities and commercial mortgage-backed securities ("CMBS") seeking to derive value from inefficiencies within the subsectors of the fixed income market while maintaining active risk constraints. The Alternative Credit Strategy invests primarily in a portfolio of small and medium size business loans and related instruments originated from alternative credit platforms.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2022

	Cumulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years(3)	5 Years(3)	Since Inception(2)(3)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(4)	-5.38%	-19.47%	-4.69%	-1.19%	0.58%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(5)	-12.79%	-28.10%	-6.38%	-1.55%	-1.14%
Bloomberg U.S. Aggregate Bond Index(6)	-2.97%	-13.01%	-2.71%	0.02%	0.06%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on September 28, 2016.
(3)	Annualized.
(4)	Performance returns are net of management fees and other Fund expenses.
(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.
(6)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2022 is 2.11% (excluding interest on facility loan payable). Including interest on facility loan payable, the expense ratio is 2.11%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Semi-Annual Report | December 31, 2022	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2022.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Performance Overview	December 31, 2022 (Unaudited)

TOP TEN HOLDINGS* as of December 31, 2022

% of Net Assets
U.S. Treasury Bond, 1.63%, 11/15/2050	6.12%
US 10yr Ultra Fut Mar23, 03/22/2023	4.99%
Legacy Mortgage Asset Trust, 7.50%, 11/25/2059	2.47%
Oxford Square Capital Corp., 6.50%, 03/30/2024	2.07%
Western Asset High Income Opportunity Fund, Inc.	1.94%
Invesco Dynamic Credit Opportunity Fund	1.90%
PRPM 2022-5 LLC, 6.90%, 09/27/2027	1.75%
Government National Mortgage Association, 3.50%, 02/20/2047	1.73%
Freddie Mac REMICS, 4.00%, 12/15/2040	1.62%
U.S. Treasury Bond, 4.13%, 11/15/2032	1.27%
25.86%

*	Holdings are subject to change and exclude short-term investments.

ASSET ALLOCATION as of December 31, 2022^

^	Holdings are subject to change.

Percentages are based on net assets of the Fund and do not include derivatives.

Semi-Annual Report | December 31, 2022	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (10.97%)
106,560	Apollo Tactical Income Fund, Inc.	$1,291,507
153,742	Barings Global Short Duration High Yield Fund	1,949,449
356,322	BlackRock 2022 Global Income Opportunity Trust	15,037
187,881	BlackRock Corporate High Yield Fund, Inc.	1,642,080
86,404	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	704,193
41,977	Cohen & Steers Select Preferred and Income Fund, Inc.	785,809
142,624	First Trust High Yield Opportunities 2027 Term Fund	1,922,571
382,366	Invesco Dynamic Credit Opportunity Fund	4,278,672
351,445	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,546,358
114,786	Nuveen Core Plus Impact Fund	1,189,183
161,075	PGIM Global High Yield Fund, Inc.	1,746,053
103,830	PGIM Short Duration High Yield Opportunities Fund	1,525,263
25,589	PIMCO Access Income Fund	378,461
80,571	Western Asset Diversified Income Fund	1,023,252
34,149	Western Asset Emerging Markets Debt Fund, Inc.	311,097
1,107,414	Western Asset High Income Opportunity Fund, Inc.	4,374,285

TOTAL CLOSED-END FUNDS
(Cost $28,905,606)		24,683,270

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (4.12%)
$503,354	Air Methods Corp., First Lien - Initial Term Loan(a)	3M US L + 3.50%	04/22/24	$285,087
313,425	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 6.25%	10/08/28	288,351
415,000	Applied Systems, Inc.,First Lien - Initial Term Loan	3M US SOFR + 6.75%	09/19/27	413,444
188,028	Astra Acquisition Corp., First Lien - Initial 1M US L + Term Loan	5.25%	10/22/28	166,875
679,840	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/29	611,855
95,000	Asurion LLC, Second Lien - New B-3 Term Loan(a)	1M US L + 5.25%	01/31/28	74,654
518,438	Atlas Purchaser, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/08/28	367,119
565,000	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(a)	1M US L + 7.00%	12/10/29	339,001
65,000	Blackhawk Network Holdings, Inc., Second Lien (a)	3M US L + 7.00%	06/15/26	56,014
58,771	Bright Bidco BV, First Lien (a)	3M US SOFR + 9.0%	10/31/27	51,621

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$247,500	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/26	$223,176
530,000	Constant Contact, Inc., Second Lien - Initial Term Loan(a)	3M US L + 7.50%	02/12/29	408,982
207,451	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(a)	3M US L + 3.00%	05/01/24	177,825
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan(a)	3M US L + 7.00%	02/19/29	270,515
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan(a)	1M US L + 6.75%	03/30/29	222,083
167,777	Edgewater Generation LLC, First Lien (a)	1M US L + 3.75%	12/13/25	159,724
1,038,016	Envision Healthcare Corp., First Lien (a)	3M US L + 0.00%	03/31/27	301,886
329,975	Grab Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 4.39%	01/29/26	326,675
254,391	Gulf Finance, LLC TL 1L	1M US L + 6.75%	08/25/26	240,823
246,801	Intelsat Jackson Holdings S.A.TLB 1L	3M US L + 4.25%	01/26/29	238,780
135,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan	1M US L + 7.25%	08/18/27	125,325
32,941	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(a)	3M US L + 1.00%	06/30/25	17,682
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(a)	3M US L + 3.00%	06/28/24	1,582
165,000	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M US L + 7.25%	03/29/29	160,751
318,212	Minotaur Acquisition, Inc., First Lien - B Term Loan(a)	3M US L + 4.75%	03/27/26	305,085
203,384	Misys, Ltd., First Lien - Dollar Term Loan(a)	3M US L + 3.50%	06/13/24	180,418
230,000	Misys, Ltd., Second Lien - Dollar Term Loan(a)	6M US L + 7.25%	06/13/25	172,664
339,692	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 8.00%	12/06/26	146,832
112,141	Sweetwater Borrower, LLC, First Lien - Initial Term Loan	1M US L + 4.25%	08/03/28	104,292
378,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(a)	1M US L + 2.75%	02/06/24	325,080
218,350	Think & Learn Private, Ltd., First Lien -B Term Loan	3M US L + 6.00%	11/05/26	176,083

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (continued)
$527,813	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan(a)	1M US L + 4.00%	01/25/24	$485,258
424,510	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(a)	3M US L + 8.75%	02/28/25	426,006
550,000	UKG, Inc. TL 2L	3M US L + 5.25%	05/03/27	507,512
319,484	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(a)	3M US L + 3.50%	10/28/24	312,735
232,650	Viad Corp, First Lien - Initial Term Loan(a)	3M US L + 5.00%	07/30/28	220,655
356,479	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(a)	3M US L + 5.75%	06/22/26	343,611

TOTAL BANK LOANS
(Cost $10,585,602)				9,236,061

Principal Amount/Description		Rate	Maturity	Value
SMALL BUSINESS LOANS (23.83%)
$57,743,848	Square(b)	4.58%	01/27/24- 06/27/24	$53,643,974

TOTAL SMALL BUSINESS LOANS
(Cost $54,966,070)				53,643,974

Shares/Description		Value
SPECIAL PURPOSE ACQUISITION COMPANIES (13.17%)
42,066	Accretion Acquisition Corp.(c)	424,025
81,790	ALSP Orchid Acquisition Corp. I(c)	837,530
29,842	AltEnergy Acquisition Corp.(c)	303,792
7,413	Apeiron Capital Investment Corp.(c)	75,909
36,781	Arisz Acquisition Corp.(c)	371,488
138,896	Avalon Acquisition, Inc.(c)	1,423,683
114,259	Barings BDC, Inc.	931,211
29,282	BioPlus Acquisition Corp.(c)	299,848
49,448	Black Mountain Acquisition Corp.(c)	504,370
14,842	Blockchain Coinvestors Acquisition Corp. I(c)	152,131
109,883	Blue Ocean Acquisition Corp.(c)	1,123,003
1,789	Bright Bidco Equity (Dr)(c)	33,320
73,502	Bullpen Parlay Acquisition Co.(c)	751,925
59,686	Cactus Acquisition Corp. 1, Ltd.(c)	612,378
22,012	Crescera Capital Acquisition Corp.(c)	224,963
2,146	CW Travel(c)	14,486
38,368	Direct Selling Acquisition Corp.(c)	394,807
12,048	Enterprise 4.0 Technology Acquisition Corp.(c)	123,853

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
SPECIAL PURPOSE ACQUISITION COMPANIES (continued)
4,830	Euda Health Holdings, Ltd.(c)	$7,958
32,156	Everest Consolidator Acquisition Corp.(c)	328,956
12,019	ExcelFin Acquisition Corp.(c)	122,594
40,085	Finnovate Acquisition Corp.(c)	411,272
60,759	FS KKR Capital Corp.	1,063,282
58,432	Games & Esports Experience Acquisition Corp.(c)	598,344
62,828	Globalink Investment, Inc.(c)	640,846
29,652	Green Visor Financial Technology Acquisition Corp. I(c)	307,491
17,822	Innovative International Acquisition Corp.(c)	183,567
73,254	Integrated Rail and Resources Acquisition Corp.(c)	745,726
8,038	Intelligent Medicine Acquisition Corp.(c)	82,390
880	Intelsat Jackson Holdings SA(c)	6,270
4,203	Intelsat New Common(c)	100,872
44,245	Jupiter Wellness Acquisition Corp.(c)	462,360
51,780	LAMF Global Ventures Corp. I(c)	530,745
12,126	Learn CW Investment Corp.(c)	122,473
88,428	Legato Merger Corp. II(c)	894,007
36,722	LF Capital Acquisition Corp. II, Class A(c)	376,768
128,274	Lionheart III Corp.(c)	1,310,959
62,176	LIV Capital Acquisition Corp. II(c)	637,926
24,030	M3-Brigade Acquisition III Corp.(c)	243,664
16,082	McLaren Technology Acquisition Corp.(c)	164,197
80,170	Mercato Partners Acquisition Corp.(c)	819,337
63,000	Mountain Crest Acquisition Corp. V(c)	630,630
58,756	Nabors Energy Transition Corp.(c)	603,424
24,074	Newcourt Acquisition Corp.(c)	247,481
1	OmniLit Acquisition Corp.(c)	10
20,906	Onyx Acquisition Co. I(c)	215,750
35,601	OPY Acquisition Corp. I(c)	356,722
47,750	Project Energy Reimagined Acquisition Corp.(c)	480,843
64,779	PROOF Acquisition Corp. I(c)	658,802
5,941	Pyrophyte Acquisition Corp.(c)	60,064
87,648	ROC Energy Acquisition Corp.(c)	915,922
58,888	Roth CH Acquisition V Co.(c)	595,358
27,067	Screaming Eagle Acquisition Corp.(c)	271,211
8,017	Semper Paratus Acquisition Corp.(c)	82,575
104,224	Sizzle Acquisition Corp.(c)	1,065,169
18,072	SportsMap Tech Acquisition Corp.(c)	184,425
58,567	ST Energy Transition I, Ltd.(c)	599,726
32,164	TG Venture Acquisition Corp.(c)	327,108
12,018	Thrive Acquisition Corp.(c)	123,785
2,376	TKB Critical Technologies 1(c)	24,425
11,778	TLGY Acquisition Corp.(c)	119,193
96,492	Trine II Acquisition Corp.(c)	994,350
49,450	Tristar Acquisition I Corp.(c)	499,940

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
SPECIAL PURPOSE ACQUISITION COMPANIES (continued)
87,648	UTA Acquisition Corp.(c)	$881,739
29,228	Vahanna Tech Edge Acquisition I Corp.(c)	300,172
61,760	Worldwide Webb Acquisition Corp.(c)	627,482

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $29,131,511)		29,631,032

Shares/Description		Value
PREFERRED STOCKS (3.59%)
105,758	First Eagle Alternative Capital BDC, Inc., 5.00%, 05/25/2026	$2,438,779
189,274	Oxford Square Capital Corp., 6.50%, 03/30/2024	4,661,819
2,946	Riverbed Tech Pref A, 1.50%, 11/17/28(c)	2,224
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	995,136

TOTAL PREFERRED STOCKS
(Cost $8,452,211)		8,097,958

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (6.40%)
$500,000	Apidos CLO XXIV(a)(d)	3M US L + 5.80%	10/20/30	$420,754
500,000	Apidos CLO XXXII(a)(d)	3M US L + 6.75%	01/20/33	461,766
500,000	Bain Capital Credit Clo 2019-3, Ltd.(a)(d)	3M US L + 7.10%	10/21/34	432,756
500,000	Bain Capital Credit CLO 2021-2, Ltd.(a)(d)	3M US L + 3.15%	07/16/34	465,112
500,000	Bain Capital Credit CLO 2022-3, Ltd.(a)(d)	3M US SOFR + 7.35%	07/17/35	436,225
500,000	Barings CLO, Ltd.(a)(d)	3M US L + 5.82%	10/15/30	418,328
500,000	Canyon Capital CLO, Ltd.(a)(d)	3M US L + 5.75%	07/15/31	392,516
1,000,000	Carlyle Global Market Strategies CLO, Ltd.(a)(d)	3M US L + 5.35%	05/15/31	785,432
1,000,000	Carlyle US CLO 2020-2, Ltd.(a)(d)	3M US L + 6.70%	01/25/35	896,389
500,000	Carlyle US CLO 2021-1, Ltd.(a)(d)	3M US L + 6.00%	04/15/34	436,239
500,000	Chenango Park CLO, Ltd.(a)(d)	3M US L + 5.80%	04/15/30	402,614

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
$500,000	Fillmore Park CLO, Ltd.(a)(d)	3M US L + 5.40%	07/15/30	$422,778
1,000,000	Galaxy XIX CLO, Ltd.(a)(d)	3M US L + 6.53%	07/24/30	832,612
500,000	Goldentree Loan Management US Clo 10, Ltd.(a)(d)	3M US L + 6.20%	07/20/34	427,576
500,000	Goldentree Loan Management US CLO 3, Ltd.(a)(d)	3M US L + 2.85%	04/20/30	468,430
500,000	Milos CLO, Ltd.(a)(d)	3M US L + 6.15%	10/20/30	438,478
500,000	Myers Park CLO, Ltd.(a)(d)	3M US L + 5.50%	10/20/30	411,415
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(a)(d)	3M US L + 5.75%	07/20/31	455,987
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(a)(d)	3M US L + 5.95%	07/16/35	441,067
500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(a)(d)	3M US L + 6.00%	10/16/34	441,361
500,000	Ocean Trails CLO V(a)(d)	3M US L + 3.45%	10/13/31	418,432
500,000	REESE PARK CLO, Ltd.(a)(d)	3M US L + 6.50%	10/15/34	432,924
500,000	Sound Point CLO XXVI, Ltd.(a)(d)	3M US L + 6.86%	07/20/34	395,700
500,000	Sound Point CLO XXXII, Ltd.(a)(d)	3M US L + 6.70%	10/25/34	402,457
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(a)(d)	3M US L + 7.08%	04/15/35	429,116
500,000	THL Credit Wind River CLO, Ltd.(a)(d)	3M US L + 5.75%	07/15/30	399,009
500,000	Unity-Peace Park CLO, Ltd.(a)(d)	3M US SOFR + 7.175%	04/20/35	443,105
500,000	Voya CLO 2019-1, Ltd.(a)(d)	3M US L + 6.12%	04/15/31	404,677
1,000,000	Voya CLO, Ltd.(a)(d)	3M US L + 5.25%	07/15/31	757,905
500,000	Webster Park CLO, Ltd.(a)(d)	3M US L + 5.50%	07/20/30	398,925

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $16,773,291)				14,370,085

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
RIGHTS (0.01%)
42,066	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$2,940
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	3,215
36,149	Blockchain Moon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,309
35,646	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	2,139
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	3,167
44,245	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	2,217
63,000	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	10,463

TOTAL RIGHTS
(Cost $73,568)		25,450

Shares/Description		Value
WARRANTS (0.05%)
21,033	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	393
36,143	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	1,807
40,895	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	1,227
14,921	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 02/06/2023	1,537
36,781	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	736
104,172	Avalon Acquisition, Inc., Strike Price $11.50, Expires 02/26/2023	6,771
37,086	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	1,361
7,421	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	371
36,149	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 10/14/2026	698
29,843	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	298
14,614	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	723
11,006	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	331
24,051	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	2,345

See Notes to Financial Statements.
12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
19,184	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	$767
6,024	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	60
51,583	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	4,132
16,078	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	243
6,010	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	60
30,063	Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023	797
46,043	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	1,612
62,828	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	691
14,826	Green Visor Financial Technology Acquisition Corp. I, Strike Price $11.50, Expires 05/08/2023	148
8,911	Innovative International Acquisition Corp., Strike Price $11.50, Expires 04/03/2023	223
36,627	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	5,128
25,890	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 04/04/2023	2,071
6,063	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	320
44,214	Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023	19,411
18,361	LF Capital Acquisition Corp. II, Strike Price $11.50, Expires 12/31/9999	184
64,137	Lionheart III Corp., Strike Price $11.50, Expires 03/19/2023	1,668
46,632	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	2,565
8,010	M3-Brigade Acquisition III Corp., Strike Price $11.50, Expires 05/11/2023	3,204
8,041	McLaren Technology Acquisition Corp., Strike Price $11.50, Expires 03/03/2023	40
40,085	Mercato Partners Acquisition Corp., Strike Price $11.50, Expires 12/28/2026	405
53,922	Mount Rainier Acquisition Corp., Strike Price $11.50, Expires 11/27/2026	9,705
29,378	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	1,704
12,037	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	126

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
WARRANTS (continued)
43,341	OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	$1,409
10,453	Onyx Acquisition Co. I, Strike Price $11.50, Expires 01/07/2023	367
35,646	OPY Acquisition Corp. I, Strike Price $11.50, Expires 04/08/2023	1,604
6,744	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	291
23,875	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	270
29,444	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,116
4,357	Rubicon Technologies, Inc., Strike Price $11.50, Expires 04/19/2028	198
52,112	Sizzle Acquisition Corp., Strike Price $11.50, Expires 03/12/2026	15,633
13,554	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	149
32,164	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	1,930
6,009	Thrive Acquisition Corp., Strike Price $11.50, Expires 03/09/2023	30
48,246	Trine II Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,855
24,725	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	626
14,614	Vahanna Tech Edge Acquisition I Corp., Strike Price $11.50, Expires 11/30/2028	153
30,880	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 03/27/2023	358

TOTAL WARRANTS
(Cost $346,705)		101,851

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (6.55%)
Basic Materials (0.22%)
$175,000	ASP Unifrax Holdings, Inc.(d) Illuminate Buyer LLC / Illuminate	7.50%	09/30/29	$111,300
260,000	Holdings IV, Inc.(d)	9.00%	07/01/28	218,101
195,000	Vibrantz Technologies, Inc.(d)	9.00%	02/15/30	147,412
				476,813
Communications (0.47%)
275,000	Cengage Learning, Inc.(d)	9.50%	06/15/24	262,690
545,000	Embarq Corp Eq	8.00%	06/01/36	254,627

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Communications (continued)
$510,000	Endurance International Group Holdings, Inc.(d)	6.00%	02/15/29	$351,237
225,000	McGraw-Hill Education, Inc.(d)	5.75%	08/01/28	189,413
				1,057,967
Consumer, Cyclical (0.60%)
160,000	Carnival Corp.(d)	7.63%	03/01/26	127,098
330,000	Dealer Tire LLC / DT Issuer LLC(d)	8.00%	02/01/28	290,880
60,000	Park River Holdings, Inc.(d)	5.63%	02/01/29	40,032
300,000	PetSmart, Inc. / PetSmart Finance Corp.(d)	7.75%	02/15/29	282,321
	Premier Entertainment Sub LLC /
155,000	Premier Entertainment Finance Corp.(d)	5.63%	09/01/29	114,498
	Premier Entertainment Sub LLC /
125,000	Premier Entertainment Finance Corp.(d)	5.88%	09/01/31	88,588
280,000	SWF Escrow Issuer Corp.(d)	6.50%	10/01/29	162,610
190,000	TKC Holdings, Inc.(d)	10.50%	05/15/29	106,721
405,000	Wheel Pros, Inc.(d)	6.50%	05/15/29	143,775
				1,356,523
Consumer, Non-cyclical (0.30%)
270,000	Air Methods Corp.(d)	8.00%	05/15/25	14,724
160,000	CHS/Community Health Systems, Inc.(d)	6.88%	04/15/29	82,533
40,000	Coty, Inc.(d)	6.50%	04/15/26	38,462
150,000	PECF USS Intermediate Holding III Corp.(d)	8.00%	11/15/29	97,649
127,656	Pyxus Holdings, Inc.	10.00%	08/24/24	101,167
305,000	Radiology Partners, Inc.(d)	9.25%	02/01/28	171,695
190,000	Triton Water Holdings, Inc.(d)	6.25%	04/01/29	152,654
				658,884
Energy (0.33%)
200,000	Kosmos Energy, Ltd.(e)	7.50%	03/01/28	160,836
	NGL Energy Operating LLC / NGL
425,000	Energy Finance Corp.(d)	7.50%	02/01/26	379,152
250,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/28	196,514
				736,502
Financial (4.25%)
1,360,000	Bain Capital Specialty Finance, Inc.	2.55%	10/13/26	1,122,242
130,000	BlackRock TCP Capital Corp.	3.90%	08/23/24	124,242
1,563,029	Blackstone Secured Lending Fund	2.85%	09/30/28	1,216,149
562,873	Golub Capital BDC, Inc.	3.38%	04/15/24	541,586
1,448	New Mountain Finance Corp.	5.75%	08/15/23	1,443

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Financial (continued)
$500,000	Owl Rock Capital Corp.	2.88%	06/11/28	$393,379
610,631	Owl Rock Capital Corp.	3.40%	07/15/26	533,894
1,265,423	OWL Rock Core Income Corp.	4.70%	02/08/27	1,142,769
1,766,257	OWL Rock Core Income Corp.(d)	7.75%	09/16/27	1,763,395
3,109,106	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	2,712,400
				9,551,499
Industrial (0.21%)
105,000	Artera Services LLC(d)	9.03%	12/04/25	87,640
90,000	TransDigm, Inc.	5.50%	11/15/27	84,697
235,000	Triumph Group, Inc.(d)	6.25%	09/15/24	223,140
90,000	Triumph Group, Inc.	7.75%	08/15/25	76,695
				472,172
Technology (0.19%)
510,000	Castle US Holding Corp.	9.50%	02/15/28	203,043
72,390	CWT Travel Group, Inc.(d)	8.50%	11/19/26	61,539
225,000	Virtusa Corp.(d)	7.13%	12/15/28	171,793
				436,375
TOTAL U.S. CORPORATE BONDS
(Cost $17,566,288)				14,746,735

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (31.55%)
9,213,606	Alternative Loan Trust(a)	3.94%	12/25/35	5,524,383
1,526,505	Banc of America Funding Trust(a)	2.75%	05/20/36	1,180,005
780,876	Banc of America Mortgage Trust	6.00%	09/25/37	672,466
1,155,734	Bear Stearns ALT-A Trust(a)	3.74%	01/25/36	1,049,911
753,738	Bear Stearns ARM Trust(a)	3.31%	07/25/36	643,658
2,519,743	Chase Mortgage Finance Trust Series(a)	1M US L + 0.60%	06/25/37	832,556
2,284,222	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	841,959
4,188,205	CHL Mortgage Pass-Through Trust(a)	3.42%	03/25/37	3,125,252
222,319	Citigroup Mortgage Loan Trust(a)	4.19%	04/25/37	215,480
1,139,296	Citigroup Mortgage Loan Trust, Inc.(a)	3.42%	10/25/35	702,141
4,500,000	COLT 2021-4 Mortgage Loan Trust(a)(d)	4.14%	10/25/66	2,559,327
2,000,000	Connecticut Avenue Securities Trust 2022-R02(a)(d)	30D US SOFR + 7.65%	01/25/27	1,812,936
1,000,000	Connecticut Avenue Securities Trust 2022-R03(a)(d)	30D US SOFR + 9.85%	03/25/42	992,239
660,792	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	359,961

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$2,990,878	CSMC Mortgage-Backed Trust	6.00%	02/25/37	$1,783,943
10,463,688	Fannie Mae REMICS(a)(f)	0.00%	07/25/43	2,087,954
632,059	Federal Home Loan Mortgage Corp. REMICS(a)	4.05% - 1M US L	01/15/33	540,075
292,725	First Horizon Alternative Mortgage Securities Trust(a)	3.61%	10/25/35	242,216
21,533,080	Freddie Mac REMICS(a)(f)	2.00%	11/25/50	5,616,234
2,000,000	Freddie Mac STACR REMIC Trust 2020- DNA6(a)(d)	30D US SOFR + 5.65%	12/25/50	1,708,886
1,700,000	Freddie Mac STACR REMIC Trust 2021- DNA1(a)(d)	30D US SOFR + 4.75%	01/25/51	1,321,676
1,250,000	Freddie Mac STACR REMIC Trust 2022- DNA1(a)(d)	30D US SOFR + 7.10%	01/25/42	979,592
133,857,766	Government National Mortgage Association(a)(f)	0.16%	11/20/69	9,328,055
473,789	Homeward Opportunities Fund Trust 2020-BPL1(d)(g)	5.44%	08/25/25	474,368
1,700,000	Imperial Fund Mortgage Trust 2021- NQM3(a)(d)	4.16%	11/25/56	869,598
5,900,000	Legacy Mortgage Asset Trust(d)(g)	7.50%	11/25/59	5,548,229
2,306,377	Luminent Mortgage Trust(a) Nomura Asset Acceptance Corp.	1M US L + 0.40%	05/25/36	1,840,129
9,045,631	Alternative Loan Trust(a)(g)	5.69%	08/25/35	1,962,146
1,550,015	PR Mortgage Loan Trust(a)(d)	5.87%	10/25/49	1,401,660
3,971,329	PRPM 2022-5 LLC(d)(g)	6.90%	09/27/27	3,945,231
1,387,311	RALI Series Trust(a)	5.85%	09/25/37	1,130,030
3,829,827	Residential Asset Securitization Trust	5.75%	02/25/36	1,842,408
2,056,228	RFMSI Trust(a)	3.35%	06/25/35	1,507,100
1,936,000	Spruce Hill Mortgage Loan Trust 2020- SH1(a)(d)	4.68%	01/28/50	1,561,879
1,737,860	Structured Adjustable Rate Mortgage Loan Trust(a)	4.08%	09/25/37	1,489,286
278,303	Structured Asset Mortgage Investments II Trust(a)	1.16%	03/25/46	277,404
1,000,000	Verus Securitization Trust 2021-7(a)(d)	4.19%	10/25/66	598,621

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (continued)
$2,819,782	WaMu Mortgage Pass-Through Certificates Trust(a)	3.29%	03/25/37	$2,464,742

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $100,511,868)				71,033,736

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (8.64%)
28,750,000	U.S. Treasury Bond	1.63%	11/15/50	19,445,622

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $27,812,024)				19,445,622

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS (4.62%)
Basic Materials (0.69%)
200,000	ABM Investama Tbk PT(d)	9.50%	08/05/26	178,584
200,000	Aris Mining Corp.(e)	6.88%	08/09/26	157,102
300,000	Braskem Idesa SAPI(d)	6.99%	02/20/32	214,714
200,000	CAP SA(e)	3.90%	04/27/31	156,450
400,000	OCP SA(e)	5.13%	06/23/51	305,155
400,000	UPL Corp., Ltd.(a)(h)	5Y US TI + 3.865%	12/31/49	280,000
250,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/26	162,331
200,000	Vedanta Resources, Ltd.	6.13%	08/09/24	126,506
				1,580,842
Communications (0.25%)
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/61	120,473
435,000	Intelsat Escrow Shares	0.00%	12/31/49	–
$350,000	Oi SA(i)	10.00%	07/27/25	$60,480
205,000	Telesat Canada / Telesat LLC(d)	5.63%	12/06/26	94,561
200,000	Tencent Holdings, Ltd.(e)	3.24%	06/03/50	126,812
400,000	VTR Finance NV(e)	6.38%	07/15/28	155,118
				557,444
Consumer, Cyclical (0.07%)
200,000	Gajah Tunggal Tbk PT	8.95%	06/23/26	154,000

Consumer, Non-cyclical (0.68%)
150,000	Atento Luxco 1 SA(d)	8.00%	02/10/26	81,000
200,000	BRF SA(e)	5.75%	09/21/50	143,068
150,000	Camposol SA(d)	6.00%	02/03/27	99,612
200,000	Coruripe Netherlands BV(e)	10.00%	02/10/27	160,500

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Consumer, Non-cyclical (continued)
$225,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(d)(j)	6.13%	04/01/29	$171,107
450,000	Frigorifico Concepcion SA(d) Kronos Acquisition Holdings, Inc. / KIK	7.70%	07/21/28	363,958
450,000	Custom Products, Inc.(d)	7.00%	12/31/27	370,688
200,000	Movida Europe SA(e)	5.25%	02/08/31	150,218
				1,540,151
Energy (1.17%)
250,000	AI Candelaria Spain SA(d)	5.75%	06/15/33	190,520
350,000	Ecopetrol SA	5.88%	05/28/45	244,452
200,000	Ecopetrol SA	5.88%	11/02/51	134,798
250,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/27	202,909
400,000	MC Brazil Downstream Trading SARL(e)	7.25%	06/30/31	330,622
100,000	NGD Holdings BV	6.75%	12/31/26	47,100
200,000	Pertamina Persero PT(e)	4.15%	02/25/60	144,520
600,000	Petroleos del Peru SA(e)	5.63%	06/19/47	393,494
250,000	Petroleos Mexicanos	6.38%	01/23/45	155,389
150,000	Petroleos Mexicanos	6.75%	09/21/47	96,043
200,000	Thaioil Treasury Center Co., Ltd.(e)	3.75%	06/18/50	124,502
188,888	Tullow Oil PLC(d)	10.25%	05/15/26	151,832
184,656	UEP Penonome II SA(d)	6.50%	10/01/38	136,876
350,000	YPF SA	7.00%	12/15/47	210,467
100,000	YPF SA	8.50%	06/27/29	75,321
				2,638,845
Financial (0.76%)
282,819	Alpha Holding SA de CV(b)(d)(j)	9.00%	02/10/25	–
200,000	Banco Davivienda SA(a)(h)	10Y US TI + 5.097%	12/31/49 Perpetual	154,500
200,000	Banco Davivienda SA(a)(d)(e)(h)	10Y US TI + 5.10%	Maturity	154,500
200,000	Banco GNB Sudameris SA(a)(d)	5Y US TI + 6.66%	04/16/31	145,503
150,000	Banco GNB Sudameris SA(a)(e) Banco Mercantil del Norte SA/Grand	5Y US TI + 6.66%	04/16/31 Perpetual	109,127
250,000	Cayman(a)(d)(h)	10Y US TI + 5.034%	Maturity	207,455
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(h)	10Y US TI + 5.034%	Perpetual Maturity	165,964
200,000	Central China Real Estate, Ltd.	7.25%	07/16/24	58,166
200,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/25	47,543
140,000	Kawasan Industri Jababeka Tbk PT(d)(g)	7.00%	12/15/27	86,100
250,000	Mexarrend SAPI de CV(d)	10.25%	07/24/24	57,862

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Financial (continued)
$200,000	Operadora de Servicios Mega SA de CV Sofom ER(d)	8.25%	02/11/25	$100,604
200,000	RKP Overseas Finance, Ltd.(h)	7.95%	Perpetual Maturity	93,814
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/24	16,910
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/26	130,040
200,000	Tongyang Life Insurance Co., Ltd.(a)(h)	5Y US TI + 4.981%	12/31/49	161,000
250,000	Unifin Financiera SAB de CV(a)(e)(h)(j)	8.88%	Perpetual Maturity	1,950
200,000	Yuzhou Group Holdings Co., Ltd.(j)	8.30%	05/27/25	19,558
				1,710,596
Industrial (0.27%)
400,000	Mexico City Airport Trust(e)	5.50%	07/31/47	308,938
400,000	Simpar Europe SA(e)	5.20%	01/26/31	303,532
				612,470
Utilities (0.71%)
200,000	AES Andres BV(d)	5.70%	05/04/28	173,704
132,720	Empresa Electrica Cochrane SpA(e)	5.50%	05/14/27	122,952
300,000	Empresas Publicas de Medellin ESP(e)	4.38%	02/15/31	233,631
	EnfraGen Energia Sur SA / EnfraGen
400,000	Spain SA / Prime Energia SpA(e)	5.38%	12/30/30	280,584
188,378	FEL Energy VI Sarl(e)	5.75%	12/01/40	161,478
200,000	Guacolda Energia SA(e)	4.56%	04/30/25	59,000
450,000	Minejesa Capital BV	5.63%	08/10/37	351,137
250,000	Mong Duong Finance Holdings BV(e)	5.13%	05/07/29	208,457
				1,590,943
TOTAL FOREIGN CORPORATE BONDS
(Cost $14,317,846)				10,385,291

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS (0.60%)
Government (0.60%)
450,000	Brazilian Government International Bond	4.75%	01/14/50	316,718
200,000	Colombia Government International Bond	4.13%	02/22/42	125,765
200,000	Colombia Government International Bond	5.00%	06/15/45	136,811
200,000	Colombia Government International Bond	5.20%	05/15/49	136,967
250,000	Dominican Republic International Bond(e)	5.30%	01/21/41	193,843

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Government (continued)
$200,000	Panama Government International Bond	3.87%	07/23/60	$129,677
350,000	Republic of South Africa Government International Bond	5.65%	09/27/47	258,464
300,000	Ukraine Government International Bond(e)	7.25%	03/15/35	56,773
				1,355,018
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,967,932)				1,355,018

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (27.61%)
1,000,000	ACREC 2021-FL1, Ltd.(a)(d)	1M US L + 2.65%	09/16/26	934,629
28,899	Affirm Asset Securitization Trust 2021- Z1(d)	0.00%	08/15/24	137,590
372,000	Alen 2021-ACEN Mortgage Trust(a)(d)	1M US L +4.00%	04/15/26	287,919
2,250,000	AMSR 2021-SFR3 Trust(d)	4.90%	10/17/26	1,882,045
538,000	AREIT Trust(a)(d)	30D SOFR + 2.76%	09/16/36	501,002
433,000	Atrium Hotel Portfolio Trust(a)(d)	1M US L + 3.40%	06/15/35	399,718
500,000	Atrium XIII(a)(d)	3M US L + 6.05%	11/21/30	453,665
500,000	Atrium XIV LLC(a)(d)	3M US L +5.65%	08/23/30	452,852
730,000	BAMLL Commercial Mortgage Securities Trust(a)(d)	2.57%	03/15/34	697,580
682,000	BBCMS Trust(a)(d)	1M US L + 3.55%	07/15/37	635,304
456,660	BB-UBS Trust(a)(d)	3.56%	06/05/30	345,355
498,000	Benchmark 2018-B4 Mortgage Trust(a)(d)	2.80%	07/17/51	351,920
546,000	Benchmark 2021-B31 Mortgage Trust(d)	2.25%	11/15/31	271,754
315,000	BF Mortgage Trust(a)(d)	1M US L + 3.00%	12/15/35	257,581
2,081,490	Blackbird Capital Aircraft Lease Securitization, Ltd.(d)(g)	5.68%	12/16/41	1,411,346
321,000	BX Commercial Mortgage Trust(a)(d)	1M US L + 1.90%	04/15/34	301,818
325,000	BX Trust(a)(d)	3.94%	12/06/41	252,980

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$167,283	Carbon Capital VI Commercial Mortgage Trust(a)(d)	1M US L + 2.85%	11/15/21	$158,277
5,000	Carvana Auto Receivables Trust 2021- P2(d)	0.00%	05/10/28	1,742,607
430,086	Castlelake Aircraft Securitization Trust(d)	6.63%	06/15/43	226,064
1,250,000	Castlelake Aircraft Structured Trust(d)	0.00%	04/15/39	87,500
500,000	CIFC Funding 2019-III, Ltd.(a)(d)	3M US L + 6.80%	10/16/34	456,273
500,000	CIFC Funding, Ltd.(a)(d)	3M US L + 6.50%	07/15/34	447,896
1,128,000	Citigroup Commercial Mortgage Trust(a)(d)	2.85%	02/12/49	855,702
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(a)(d)	4.75%	01/10/36	305,036
1,500,000	Cologix Data Centers US Issuer LLC(d)	5.99%	12/28/26	1,267,521
878,000	COMM Mortgage Trust(a)(d)	1M US L + 2.18%	09/15/33	767,368
428,000	CSAIL 2016-C6 Commercial Mortgage Trust(a)(d)	4.92%	01/15/49	330,645
264,991	DBGS 2018-BIOD Mortgage Trust(a)(d)	1M US L + 2.00%	05/15/35	250,311
416,000	DBJPM 16-C1 Mortgage Trust(a)	3.33%	05/12/49	344,148
500,000	Dryden 37 Senior Loan Fund(a)(d)	3M US L + 5.15%	01/15/31	400,188
500,000	Dryden 38 Senior Loan Fund(a)(d)	3M US L + 5.60%	07/15/30	412,637
500,000	Dryden 40 Senior Loan Fund(a)(d)	3M US L + 5.75%	08/15/31	407,333
488,096	Extended Stay America Trust 2021- ESH(a)(d)	1M US L + 3.70%	07/15/26	459,557
161,235,765	Fannie Mae-Aces(a)(f)	0.13%	10/25/29	3,253,306
700,000	FirstKey Homes 2020-SFR1 Trust(d)	4.28%	08/19/37	639,380
3,450,000	FMC GMSR Issuer Trust(a)(d)	4.36%	07/25/26	2,590,613
546,000	Fontainebleau Miami Beach Trust(a)(d)	3.96%	12/12/36	483,431
750,000	Freddie Mac Multifamily Structured Credit Risk(a)(d)	30D US SOFR + 3.75%	01/25/51	673,170
267,035	FREMF 2015-KF07 Mortgage Trust(a)(d)	1M US L + 4.95%	02/25/25	266,713
299,980	FREMF 2016-KF19 Mortgage Trust(a)(d)	1M US L + 5.50%	06/25/23	297,113

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$266,080	FREMF 2016-KF25 Mortgage Trust(a)(d)	1M US L + 5.00%	10/25/23	$265,832
429,127	FREMF 2018-KF56 Mortgage Trust(a)(d)	1M US L + 5.80%	11/25/28	393,838
813,211	FREMF 2019-KF71 Mortgage Trust(a)(d)	1M US L + 6.00%	10/25/29	767,533
1,200,000	FRTKL 2021-SFR1(d)	4.11%	09/17/26	1,001,499
500,000	FS Rialto 2022-FL5 Issuer LLC(a)(d)	1M US SOFR + 4.818%	06/19/37	483,073
5,918,460	Ginnie Mae Strip	1.40%	09/16/45	468,156
9,635,147	Government National Mortgage Association(a)(f)	0.16%	09/16/53	425,235
1,100,000	Great Wolf Trust(a)(d)	1M US L + 3.13%	12/15/36	1,033,871
1,000,000	GS Mortgage Securities Corp. II(a)(d)	1M US L + 5.00%	11/15/23	890,042
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(a)(d)	1M US L + 1.55%	07/15/35	231,086
1,733,000	GS Mortgage Securities Trust(a)(d)	4.51%	11/10/47	1,254,607
373,000	GS Mortgage Securities Trust 2015- GC28(a)(d)	4.31%	02/10/48	326,763
3,680,000	GS Mortgage Securities Trust 2021- GSA3(a)(d)(f)	1.41%	12/15/31	311,891
230,000	Hawaii Hotel Trust(a)(d)	1M US L + 2.75%	05/15/38	219,159
500,000	Highbridge Loan Management 4-2014, Ltd.(a)(d)	3M US L + 5.55%	01/28/30	413,606
500,000	Highbridge Loan Management, Ltd.(a)(d)	3M US L + 5.10%	02/05/31	411,860
176,107	HPLY Trust(a)(d)	1M US L + 3.90%	11/17/36	164,971
1,694,000	JP Morgan BB Commercial Mortgage Securities Trust(a)(d)	3.36%	11/18/48	1,393,840
1,365,000	JP Morgan Chase Commercial Mortgage Securities Trust(a)(d)	4.34%	05/05/32	1,057,725
13,352,180	JPMBB Commercial Mortgage Securities Trust(a)(d)(f)	0.86%	09/17/47	114,137
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(a)(d)	3.87%	12/15/24	300,510
1,000,000	KREF 2022-FL3, Ltd.(a)(d)	1M US SOFR + 2.80%	02/17/39	933,053

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(a)(d)	3M US L + 5.60%	07/16/31	$375,741
500,000	LCM XIV LP(a)(d)	3M US L + 5.50%	07/20/31	359,402
500,000	LCM XVII LP(a)(d)	3M US L + 6.00%	10/15/31	377,343
341,280	LLPL Capital Pte, Ltd.(e)	6.88%	02/04/39	301,405
335,000	LSTAR Commercial Mortgage Trust 2017-5(a)(d)	4.67%	03/10/27	260,250
500,000	Madison Park Funding XXVI, Ltd.(a)(d)	3M US L + 6.50%	07/29/30	460,683
650,000	Madison Park Funding XXXVIII, Ltd.(a)(d)	3M US L + 6.00%	07/17/34	567,646
500,000	Med Trust 2021-MDLN(a)(d)	1M US L + 5.25%	11/15/23	454,178
365,000	MFT Trust 2020-ABC(a)(d)	3.48%	02/10/30	225,970
751,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a)(d)	3.00%	10/15/26	494,918
371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(d)	2.70%	10/15/27	247,163
372,000	Morgan Stanley Capital I Trust 2018- H4(d)	3.00%	12/15/28	237,325
542,917	Mosaic Solar Loan Trust(d)	0.00%	04/20/46	407,794
962,954	New Century Home Equity Loan Trust(a)	1M US L + 0.36%	05/25/36	936,716
1,000,000	Octagon 57, Ltd.(a)(d)	3M US L + 6.60%	10/15/34	892,711
500,000	Octagon Investment Partners 26, Ltd.(a)(d)	3M US L + 8.09%	07/15/30	390,704
500,000	Octagon Investment Partners 29, Ltd.(a)(d)	3M US L + 7.25%	01/24/33	443,004
500,000	Octagon Investment Partners 40, Ltd.(a)(d)	3M US L + 7.00%	01/20/35	437,869
500,000	Octagon Investment Partners 42, Ltd.(a)(d)	3M US L + 6.75%	07/15/34	437,927
500,000	Octagon Investment Partners XVI, Ltd.(a)(d)	3M US L + 5.75%	07/17/30	400,499
500,000	Octagon Investment Partners XXI, Ltd.(a)(d)	3M US L + 7.00%	02/14/31	444,454
500,000	Octagon Investment Partners XXII, Ltd.(a)(d)	3M US L + 1.90%	01/22/30	471,556
500,000	OHA Credit Funding 3, Ltd.(a)(d)	3M US L + 6.25%	07/02/35	443,583

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$800,000	Pagaya AI Debt Selection Trust 2021- 5(d)	0.00%	08/15/29	$676,416
1,800,000	Progress Residential 2021-SFR8 Trust(d)	4.01%	10/17/26	1,499,084
1,800,000	Progress Residential Trust(d)	4.00%	07/17/26	1,515,364
500,000	RR 6, Ltd.(a)(d)	3M US L + 5.85%	04/15/36	422,597
964,590	SMR 2022-IND Mortgage Trust(a)(d)	1M US SOFR + 7.50%	02/15/24	877,128
10,000	SoFi Professional Loan Program 2021- B Trust(d)	0.00%	02/15/47	510,910
85,000	Sofi Professional Loan Program Trust(d)	0.00%	08/17/43	1,391,834
20,000	SoFi Professional Loan Program Trust(d)	0.00%	05/15/46	619,165
500,000	SREIT Trust 2021-MFP2(a)(d)	1M US L + 3.9155%	11/15/23	462,758
500,000	Trimaran CAVU, Ltd.(a)(d)	3M US L + 4.72%	11/26/32	464,822
333,000	UBS-Barclays Commercial Mortgage Trust(a)	4.08%	03/12/46	223,424
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(a)	4.08%	03/12/46	274,394
735,000	Upstart Pass-Through Trust Series 2021-ST8(d)	0.00%	10/20/29	241,304
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	223,309
440,481	VMC Finance LLC(a)(d)	1M US L + 2.65%	09/15/36	412,332
1,200,000	VOLT XCVI LLC(d)(g)	4.83%	03/27/51	994,836
558,856	WAVE LLC(d)	7.00%	09/15/44	296,800
332,000	Wells Fargo Commercial Mortgage Trust(d)	3.12%	03/15/59	260,910
1,401,704	Willis Engine Structured Trust VI(d)	7.39%	05/15/46	1,154,938

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $74,985,383)				62,151,300

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS (11.57%)
26,031,460	State Street Institutional Trust (7 Day Yield 3.770%)	$26,031,460

TOTAL SHORT-TERM INVESTMENTS
(Cost $26,031,460)		26,031,460

TOTAL INVESTMENTS (153.26%)
(Cost $412,427,365)		$344,938,843

Series A Cumulative Perpetual Preferred Shares (-26.66%)		(60,000,000)
Series B Cumulative Perpetual Preferred Shares (-26.66%)		(60,000,000)
Liabilities in Excess of Other Assets (0.06%)		(197,848)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$225,074,015

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%

3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%

6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%

30D US SOFR - 30 Day SOFR as of December 31, 2022 was 4.06%

180D US SOFR - 180 Day SOFR as of December 31, 2022 was 2.89%

1M US SOFR - 1 Month SOFR as of December 31, 2022 was 4.06%

3M US SOFR - 3 Month SOFR as of December 31, 2022 was 3.62%

5Y US TI - 5 Year US Treasury Index as of December 31, 2022 was 3.99%

10Y US TI - 10 Year US Treasury Index as of December 31, 2022 was 3.88%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See Note 2 to the financial statements for additional information.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

The total value of Rule 144A securities amounts to $110,070,706, which represents 47.24% of net assets as of December 31, 2022.

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2022 (Unaudited)

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of December 31, 2022, the aggregate fair value of those securities was $5,170,534, representing 2.30% of net assets.
(f)	Interest only securities.
(g)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2022.
(h)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis. (j) Security is currently in default.

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10-Yr U.S. Treasury Note Futures	95	March 2023	$11,236,719	$(140,802)
			$11,236,719	$(140,802)

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	December 31, 2022 (Unaudited)

ASSETS:
Investments in securities:
At cost	$412,427,365
At value	$344,938,843

Receivable for principal repayments	333,022
Deposit with broker for futures contracts	331,017
Receivable for investments sold	296,833
Interest receivable	1,937,632
Dividends receivable	151,944
Prepaid and other assets	123,931
Total Assets	348,113,222

LIABILITIES:
Dividend payable - Series A Cumulative Perpetual Preferred Shares	328,125
Dividend payable - Series B Cumulative Perpetual Preferred Shares	356,250
Payable for shareholder servicing	28,706
Payable to Adviser	287,058
Payable to fund accounting and administration	176,613
Payable to Transfer agency	9,982
Payable for Compliance fees	6,042
Payable for Custodian fees	30,791
Payable for Audit fees	9,247
Other payables	1,806,393
Total Liabilities	3,039,207
Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 4,930,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (4.375%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Series B Cumulative Perpetual Preferred Shares (4.75%, $25 liquidation value, 2,400,000 shares issued and outstanding)	$60,000,000
Net Assets Attributable to Common Shareholders	$225,074,015

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
Paid-in capital	$312,819,799
Total distributable earnings	(87,745,784)
Net Assets Attributable to Common Shareholders	$225,074,015

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$225,074,015
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	22,971,193
Net asset value per share Attributable to Common Shareholders	$9.80

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Six Months Ended December 31, 2022 (Unaudited)

INVESTMENT INCOME:
Interest	$9,561,661
Dividends	2,320,466
Other Income	17,481
Total Investment Income	11,899,608

EXPENSES:
Investment Adviser fee	1,720,277
Shareholder servicing expenses	172,632
Accounting and Administration fees	139,606
Legal expenses	79,251
Printing expenses	69,524
Director expenses	58,187
Transfer agent expenses	43,637
Audit expenses	20,036
Compliance expense	18,715
Listing expense	14,642
Custodian fees	13,989
Insurance fee	2,003
Other expenses	13,517
Total Expenses	2,366,016
Net Investment Income	9,533,592

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on:
Investments	(3,200,775)
Net realized loss	(3,200,775)
Net change in unrealized appreciation/depreciation on:
Investments	(12,777,463)
Futures	(140,803)
Net change in unrealized appreciation/depreciation	(12,918,266)
Net Realized and Unrealized Loss on Investments	(16,119,041)
Dividends to Series A Cumulative Perpetual Preferred Shares	(1,312,506)
Dividends to Series B Cumulative Perpetual Preferred Shares	(1,425,012)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(9,322,967)

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS
ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM
OPERATIONS:
Net investment income	$9,533,592	$15,941,930
Net realized gain/(loss)	(3,200,775)	2,894,301
Net change in unrealized appreciation/depreciation	(12,918,266)	(52,145,724)
Net decrease in net assets resulting from operations	(6,585,449)	(33,309,493)
Distributions to Series A Preferred Shareholders	(1,312,506)	(2,625,018)
Distributions to Series B Preferred Shareholders	(1,425,012)	(1,726,080)
Net decrease in net assets attributable to common shareholders resulting from operations	(9,322,967)	(37,660,591)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(18,812,328)	(14,847,964)
From tax return of capital	–	(18,971,451)
Net decrease in net assets attributable to common shareholders from distributions to common shareholders	(18,812,328)	(33,819,415)

PREFERRED SHARE TRANSACTIONS:
Issuance and offering costs for Series A Cumulative Perpetual Preferred Shares	–	–
Issuance and offering costs for Series B Cumulative Perpetual Preferred Shares	–	(2,438,300)
Net decrease in net assets attributable to common shareholders from preferred share transactions	–	(2,438,300)

COMMON SHARE TRANSACTIONS:
Proceeds from common shares sold, net of offering costs	33,953,183	67,529,800
Reinvestment of distributions	133,143	685,086
Net increase in net assets attributable to common shareholders from capital share transactions	34,086,326	68,214,886

Net Increase/(Decrease) in Net Assets attributable to common shareholders	5,951,031	(5,703,420)

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	219,122,984	224,826,404
End of period	$225,074,015	$219,122,984

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
OTHER INFORMATION:
Common Share Transactions:
Common Shares outstanding - beginning of period	19,443,627	14,821,557
Common Shares sold	3,515,805	4,574,333
Common Shares issued in reinvestment of distributions	11,761	47,737
Common Shares outstanding - end of period	22,971,193	19,443,627

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(6,585,449)
Adjustments to reconcile net decrease in net assets attributable to common shareholders from operations to net cash used in operating activities:
Purchases of investment securities	(169,674,798)
Proceeds from disposition on investment securities	133,831,110
Amortization of premium and accretion of discount on investments, net	(1,906,132)
Net proceeds from short-term investment securities	14,285,415
Net realized (gain)/loss on:
Investments	3,200,775
Net change in unrealized appreciation/depreciation on:
Investments	12,777,463
(Increase)/Decrease in assets:
Interest receivable	(91,506)
Dividends receivable	(12,283)
Receivable for principal repayments	(333,022)
Prepaid and other assets	(65,924)
Increase/(Decrease) in liabilities:
Facility Loan Fee payable	(10,417)
Payable for shareholder servicing	423
Payable to Transfer agency	4,789
Payable to Adviser	4,228
Payable to fund accounting and administration fees	52,917
Payable for Audit fees	(25,019)
Payable for Compliance fees	2,817
Payable for Custodian fees	(2,937)
Other payables	1,646,757
Net cash used in operating activities	$(12,900,793)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of capital shares	$33,953,183
Cash distributions paid to common shareholders - net of distributions reinvested	(18,679,185)
Cash distributions paid to preferred shareholders	(2,053,143)
Net cash provided by financing activities	$13,220,855

Net increase in cash and restricted cash	$320,062
Cash and restricted cash, beginning of period	$10,955
Cash and restricted cash, end of period	$331,017

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of distributions	$133,143

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Six Months Ended December 31, 2022 (Unaudited)

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$10,955
Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Deposit with broker for futures contracts	$331,017

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)(b)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(d)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions
Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(g)
Total Return -Market Price(g) Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(i)(j)
Ratio of net investment income
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of loan payable(l)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage of Cumulative Perpetual Preferred Stock(m)

Involuntary liquidating preference per unit of Series A Cumulative Preferred Stock
Average market value per unit of Series A Cumulative Preferred Stock

Involuntary liquidating preference per unit of Series B Cumulative Preferred Stock
Average market value per unit of Series B Cumulative Preferred Stock

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022		For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
$11.27		$15.17		$14.91		$18.09		$18.75	$20.04

0.45		0.87		0.92		0.95		0.94	1.06
(0.80)		(2.49)		1.73		(1.72)		0.40	(0.64)
(0.35)		(1.62)		2.65		(0.77)		1.34	0.42

(0.89)		(0.81)		(1.02)		(1.11)		(1.18)	(1.40	)(c)
–		(1.03)		(1.01)		(1.07)		(0.82)	(0.31)
(0.89)		(1.84)		(2.03)		(2.18)		(2.00)	(1.71)

(0.13)		(0.24)		(0.13)		–		–	–
(0.13)		(0.24)		(0.13)		–		–	–

(0.10	)(e)	(0.06	)(e)	(0.05	)(e)	(0.22	)(e)	–	–
0.00	(f)	(0.01)		0.00	(f)	(0.01)		–	–
(0.10)		(0.07)		(0.05)		(0.23)		–	–
–		(0.13)		(0.18)		–		–	–
–		(0.13)		(0.18)		–		–	–
(1.47)		(3.90)		0.26		(3.18)		(0.66)	(1.29)
$9.80		$11.27		$15.17		$14.91		$18.09	$18.75
$8.68		$10.89		$15.58		$13.91		$17.06	$17.69
(5.38	%)(h)	(14.82%)		16.88%		(5.31%)		7.78%	2.12%
(12.79	%)(h)	(19.86%)		28.67%		(6.33%)		8.50%	(0.65%)

$225,074		$219,123		$224,826		$199,510		$199,213	$206,561
2.11	%(k)	1.93%		2.10%		2.84%		3.16%	2.67%
8.50	%(k)	6.32%		6.15%		5.73%		5.17%	5.42%
39	%(h)	44%		54%		43%		27%	23%
$–		$–		$21,000		$65,500		$73,500	$73,500
–		–		14,563		4,046		3,711	3,811
$120,000		$120,000		$60,000		$–		$–	$–
72		71		119		–		–	–
25.00		25.00		25.00		–		–	–
18.79		22.98		24.44		–		–	–
25.00		25.00		–		–		–	–
19.75		22.93		–		–		–	–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2022	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights	For a common share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.
(c)	Includes net realized gain distributions of (0.09). (d) Calculated using the average shares method.
(e)	Represents the impact of the Fund's rights offering of 3,508,633 shares in September 2022, 2,926,441 shares in October 2021, 472,995 shares in October 2020 and 2,371,081 shares in December 2019 at a subscription price per share based on a formula. For more details please refer to Note 9 of the Notes to Financial Statements.
(f)	Less than $0.005 per share.
(g)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(h)	Not annualized.
(i)	Includes interest expenses, as applicable, of 0.00% for the six months ended December 31, 2022, 0.05% for the year ended June 30, 2022, 0.21% for the year ended June 30, 2021, 0.91% for the year ended June 30, 2020, 1.23% for the year ended June 30, 2019 and 0.87% for the year ended June 30, 2018.
(j)	Does not include expenses of the closed-end funds in which the Fund invests. (k) Annualized.
(l)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.
(m)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among three principal strategies: Tactical Closed End Fund Income Strategy, Alternative Credit Strategy and Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2022.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2022	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A and Series B Cumulative Perpetual preferred shares have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 8. Cumulative Perpetual Preferred Stock" for further details.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Common Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) every day the NYSE is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

As of and during the six months ended December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2022, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to common shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values (“NAV”) per common share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per common share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1478 per common share for the six months ended December 31, 2022.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate.

Distributions to holders of cumulative perpetual preferred stock are accrued on a daily basis as described in Note 9.

Semi-Annual Report | December 31, 2022	39

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, non-agency collateralized mortgage obligations, U.S. Government/ Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Small business loans, as an asset class, are not presently traded on a developed secondary market. Therefore, market quotations are not available. Accordingly, all small business loans are fair valued as determined in good faith by the Adviser pursuant to policies and procedures approved by the Board and subject to the Board’s oversight. The Fund's holdings in small business loans are fair valued daily by the Adviser using a discounted cash flow methodology. Discounted cash flow is a valuation technique that provides an estimation of the fair value of an asset based on expectations about cash flows that a small business loan would generate over time. In general, the primary inputs of fair value in the small business loan valuation model are expected future default rates, prepayment rates, and the discount rate applied. A discounted cash flow model begins with an estimation of periodic cash flows expected to be generated over a discrete period of time (generally the time remaining until maturity of the loan). The estimated cash flows for each interval period (generally monthly) are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving projected cash flows. Although not exhaustive, discounted cash flow models factor in borrower level data. Loans made to small businesses may incorporate different factors.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

Semi-Annual Report | December 31, 2022	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act (see Note 5), the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The following is a summary of the inputs used at December 31, 2022 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Closed-End Funds	$24,668,233	$15,037	$–	$24,683,270
Bank Loans	–	9,236,061	–	9,236,061
Small Business Loans	–	–	53,643,974	53,643,974
Special Purpose Acquisition Companies	29,476,084	154,948	–	29,631,032
Rights	25,450	–	–	25,450
Warrants	101,851	–	–	101,851
Preferred Stocks	8,095,734	2,224	–	8,097,958
Foreign Government Bonds	–	1,355,018	–	1,355,018
Collateralized Loan Obligations	–	14,370,085	–	14,370,085
U.S. Corporate Bonds	–	14,746,735	–	14,746,735
U.S. Government / Agency Mortgage Backed Securities	–	71,033,736	–	71,033,736
U.S. Government Bonds and Notes	–	19,445,622	–	19,445,622
Foreign Corporate Bonds	–	10,385,291	–	10,385,291
Non-Agency Collateralized Mortgage Obligations	–	62,151,300	–	62,151,300
Short-Term Investments	26,031,460	–	–	26,031,460
Total	$88,398,812	$202,896,057	$53,643,974	$344,938,843
Other Financial Instruments**
Liabilities:
Future Contracts	$(140,802)	$–	$–	$(140,802)
Total	$(140,802)	$–	$–	$(140,802)

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

Semi-Annual Report | December 31, 2022	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2022	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds/ Loan Paydowns	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2022	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2022
Common Stocks	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$(2,319)
Small Business Loan	–	–	–	(74,609)	(388,681)	129,938,295	(75,308,115)	–	–	53,643,974	–
	$–	$–	$–	$(74,609)	$(388,681)	$129,938,295	$(73,308,115)	$–	$–	$53,643,974	$(2,319)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2022:

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Small Business Loans	$ 53,643,974	Discounted Cash Flow	Loss-Adjusted Discount Rate	0.62%-21.34% (9.59%)
			Projected Loss Rate	0.00%-56.36% (4.40%)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Loss-Adjusted Discount Rate	Decrease	Increase
Projected Loss Rate	Decrease	Increase

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2022:

	Liabilty Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Net unrealized depreciation on futures contracts	$(140,802)

*	The value presented includes cumulative loss on open futures contracts; however the value reflected on the accompanying Statement of Assets and Liabilities is variation margin payable as of December 31, 2022.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2022:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/ (Futures depreciation on futures contracts	$–	$(140,802)

The futures contracts average notional amount during the six months ended December 31, 2022, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth/DoubleLine Strategic Opportunity Fund	$936,393

4.  ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding.

Semi-Annual Report | December 31, 2022	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian. Millennium Trust serves as a custodian for electronic loan documents related to the Alternative Credit Strategy.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees except as noted below. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

5.  NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available, and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC rescinded previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has assessed the impact of the new rules on the Fund's financial statements and the implementation does not have a material impact on the Fund's financial statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

6.  CREDIT AGREEMENT

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such borrowings or issuance.

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The credit facility had a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility accrued a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

On April 1, 2022, the Fund entered into an amended $50,000,000 secured, revolving, evergreen credit facility with U.S. Bank, which was terminated on October 14, 2022. The amended credit facility had a variable annual interest rate equal to SOFR plus 1.10 percent. The amended credit facility accrued a commitment fee equal to an annual rate of 0.25 percent if the drawn amount was less than $37,500,000 and 0.125 percent if the drawn amount was $37,500,000 or more.

There was no outstanding balance on the credit facility during the six months ended December 31, 2022.

7. TAX BASIS INFORMATION

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis of distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2022.

Semi-Annual Report | December 31, 2022	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2022, was as follows:

For the Year Ended June 30, 2022
Ordinary Income	$18,842,812
Return of Capital	18,971,451
Total	$37,814,263

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2022, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$423,893,716
Gross appreciation on investments (excess of value over tax cost)	6,705,066
Gross depreciation on investments (excess of tax cost over value)	(74,423,221)
Net unrealized depreciation on investments	$(67,718,155)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales and grantor trusts.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. The tax years since 2018 remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2022, excluding short-term investments, were as follows:

Purchases	Sales
$163,774,502	$130,662,308

Investment Transactions in long term U.S. Government Obligations for the six months ended December 31, 2022 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,900,297	$171,020

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

9. CUMULATIVE PERPETUAL PREFERRED STOCK

At December 31, 2022, the Fund had issued and outstanding 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared) and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock, listed under trading symbol OPPPRB on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Cumulative Perpetual Preferred Stock on October 23, 2020 and 2,400,000 shares of Series B Cumulative Perpetual Preferred Stock on November 22, 2021. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series B Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 4.75% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. The Series B Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to February 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. On or after February 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series B Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$60,000,000	$43,248,000
Series B	February 15, 2027	4.750%	2,400,000	$60,000,000	$44,712,000

10. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which was initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On August 12-13, 2020, and August 10-11, 2021 and August 9-10, 2022, respectively, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record date shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other record date shareholders.

Semi-Annual Report | December 31, 2022	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

The Fund issued new shares of common stock at a subscription price that represented 92.5% to 97.5% of the reported net asset value on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545
September 7, 2021	October 1, 2021	2,926,441	$14.48	$292,000
August 25, 2022	September 23, 2022	3,508,633	$9.70	$122,884

On April 7, 2021 and December 29, 2021, the Fund entered into a distribution agreement with ALPS Distributors, Inc. ("ADI"). Pursuant to the distribution agreement with ADI, the Fund may offer to sell up to 10,000,000 of the Fund's common stock from time to time through ADI.

The shares of common stock issued, gross proceeds from the sales of shares, and commissions to ADI were as follows:

Period Ended	Shares of Common Stock Issued	Gross Proceeds	Commissions	Offering Costs	Net Proceeds
June 30, 2022	1,647,892	$ 25,745,539	$ 257,587	$ 41,019	$ 25,446,933
December 31, 2022	–	–	–	–	–

The Fund has issued and outstanding 22,971,193 shares of common stock at December 31, 2022. Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Financial Statements	December 31, 2022 (Unaudited)

12. CORONAVIRUS (COVID-19) PANDEMIC

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new "variants" have been confirmed around the world. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets. Although vaccines for COVID-19 have become widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

13. SUBSEQUENT EVENTS

Subsequent to December 31, 2022, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 12, 2023	January 13, 2023	January 31, 2023	$0.1021
February 14, 2023	February 15, 2023	February 28, 2023	$0.1021

On February 14, 2023, the Board declared Series A and Series B preferred stock dividend in the amount of $0.27344 and $0.29688 per share, respectively, payable on February 15, 2023 to preferred shareholders of record on February 2, 2023 with an ex date of February 1, 2023.

Semi-Annual Report | December 31, 2022	51

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Dividend Reinvestment Plan	December 31, 2022 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST (the “Plan Administrator”), all dividends declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Dividend Reinvestment Plan	December 31, 2022 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2022	53

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2022 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 23, 2022, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of J. Wayne Hutchens as a Director of the Fund by common and preferred stockholders to a three-year term to expire at the Fund’s 2025 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	14,888,396	94.09%
Withheld	934,555	5.91%
Total	15,822,951	100.00%

Election of David M. Swanson as a Director of the Fund by preferred stockholders to a three-year term to expire at the Fund’s 2025 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	2,430,188	89.22%
Withheld	293,684	10.78%
Total	2,723,872	100.00%

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2022 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) held on November 8, 2022 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Directors”)) considered the renewal of the Advisory Agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund. In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2022, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three months, one-year, three-year, five-year and since inception periods ended September 30, 2022. These returns were compared to the returns of funds in FUSE’s Tactical-Flexible Allocation fund peer group. The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the FUSE peer group, noting that on a NAV basis, the Fund had underperformed the median for its peer group for the three-month, one-year, three-years, five-years and since inception periods ended September 30, 2022. Using market price returns, the Board observed that the Fund had underperformed the median of its peer group for the three-month, one-year, three-years, five-years and since inception periods ended September 30, 2022. The Directors also noted that on a NAV basis, the Fund had underperformed its benchmark index for the three-month, one-year, three-year and five-year periods and outperformed its benchmark index for the since inception period. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Adviser noted the peer group is not entirely reflective of the Fund due to its unique investment structure. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

Semi-Annual Report | December 31, 2022	55

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2022 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE. The Directors also noted the fact that the fee payable to the Sub-Adviser is paid by the Adviser and not the Fund. The Board noted that the Fund’s annual net expense ratio was higher than the Tactical-Flexible Allocation fund peer group median.

The Board also noted that the annual management fee for the Fund was slightly above the median paid by the peer group but within the range of the fees paid by the peer funds. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a CEF, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2022 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital, LP (the “Sub-Adviser”). In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Sub-Advisory Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

Semi-Annual Report | December 31, 2022	57

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2022 (Unaudited)

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

58	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form, and additional details are provided in the Schedule of Investments attached as Exhibit 13(c) hereto.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	The Schedule of Investments is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2023

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 10, 2023